CREDIT FACILITIES AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
CREDIT FACILITIES AND LONG-TERM DEBT

10.    CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		December 31,
		2010	2011
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2015 (2.23% and 2.62% at December 31, 2010 and 2011, respectively)	1,800	1,560
b)	Equipment loan secured by marketable securities, bearing interest at the Euribor 3 months rate plus 1.70% due April 2012 (2.70% and 3.06% at December 31, 2010 and 2011, respectively)	131	-
c)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2012 (2.20% and 2.56% at December 31, 2010 and 2011, respectively)	375	188
d)	Financing loan bearing interest at the Euribor 1 months rate plus 1.00% due December 2012 (1.78% and 2.02% at December 31, 2010 and 2011, respectively)	214	137
f)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	73	37
g)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due December 2012 (2% and 2.36% at December 31, 2010 and 2011, respectively)	101	64
h)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due December 2012 (1.80% and 2.16% at December 31, 2010 and 2011, respectively)	98	63
i)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	65	-
		2,857	2,049
	Less current maturities	(1,098)	(504)
	Total	€1,759	€1,545

The equipment loan of €188 requires the Company to maintain €5,000 of net shareholders’ equity determined in accordance with Italian generally accepted accounting principles. The Company was in compliance with this covenant at December 31, 2010 and 2011. There are no other covenants associated with the Company’s loans.

In June 2011, in connection with a national agreement among the Italian Bank Association and the Italian Ministry of Economics and Enterprise Organizations, companies that met certain criteria, such as good standing, and qualified as a small or medium enterprise, were eligible to apply for a deferment on payment of 50% of the current portion of any long term debt payments due in the next twenty-four months. Except with respect to our research loan incurred with the Italian Ministry for University and Research, which was not eligible for deferment, we obtained such deferment on payment of our principal loan, which will permit the postponement of cash outflows in the amounts of €200 and €400 as of December 31, 2011 and 2012, respectively.

The maturities of long-term debt are as follows:

December 31,
2013	410
2014	295
2015	240
2016	240
Thereafter	360
Total	€1,545